Schedule of Accounts Receivable Related Party and Allowance for Credit Loss (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss	$ (4,566)			$ (6,170)	$ (6,170)
Beginning balance	4,566	$ 6,170	$ 6,170
Addition			20,368
Ending balance	4,566	6,170	6,170
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related party	719,117			971,780	990,941
Allowance for credit loss	(719,117)			(971,780)	(990,941)
Total
Beginning balance	733,296	990,941	970,573
Exchange rate effect	(14,179)	(19,161)
Ending balance	$ 719,117	$ 971,780	$ 990,941